Note 10 - Short-term Borrowings	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Short-term Debt [Text Block]
10.	SHORT-TERM BORROWINGS

For t
he year ended
December 31,
outstanding balances and related information of short-term borrowings, which includes securities sold under agreements to repurchase and short-term borrowings from other banks, are summarized as follows:

(Dollar amounts in thousands)	2017	2016

Balance at year-end	$74,707	$68,359
Average balance outstanding	63,910	37,130
Maximum month-end balance	114,025	68,359
Weighted-average rate at year-end	1.36%	0.61%
Weighted-average rate during the year	1.18%	0.89%

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expense divided by the related average balance.

The Company maintains a $
6.0
million line of credit at an adjustable rate, currently
4.75%,
a
$10.0
million line of credit at an adjustable rate, currently at
4.69%,
and a
$4.0
million line of credit at an adjustable rate, currently
4.74%.
At
December 31, 2017,
2016,
and
2015,
outstanding borrowings under these lines were
$0,
$0,
and
$9.5
million, respectively.

The following table provides additional detail regarding
collateral pledged to secure the Company’s repurchase agreements:

	Repurchase Agreements (Sweep) Accounted
	for as Secured Borrowings
(Dollar amounts in thousands)	Overnight and Continuous
	December 31, 2017	December 31, 2016
Repurchase agreements secured by:
Mortgage-backed securities in government sponsored entities	$2,040	$2,667
Tax-exempt obligations of states and political subdivisions	495	968
Gross amount of pledged collateral	2,535	3,635

Gross amount of recognized liabilities	$1,989	$2,129